UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
			   Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

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1.	Name and address of issuer:

        JPMorgan Trust I
	270 Park Avenue
	New York, New York  10017

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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
	list series or classes):	   		[ ]

	JPMorgan Corporate Bond Fund
	JPMorgan 100% U.S. Treasury Securities Money Market Fund
	JPMorgan California Municipal Money Market Fund
	JPMorgan California Tax Free Bond Fund
	JPMorgan Current Income Fund (Liquidated 07/08/2015)
	JPMorgan Current Yield Money Market Fund (Liquidated 07/17/2015) JPMorgan Emerging Markets Corporate Debt Fund
	JPMorgan Emerging Markets Debt Fund
	JPMorgan Federal Money Market Fund
	JPMorgan Income Fund
	JPMorgan Inflation Managed Bond Fund
	JPMorgan Intermediate Tax Free Bond Fund
	JPMorgan Managed Income Fund
	JPMorgan New York Municipal Money Market Fund
	JPMorgan New York Tax Free Bond Fund
	JPMorgan Prime Money Market Fund
	JPMorgan Real Return Fund (Liquidated 09/28/2015)
	JPMorgan Short Duration High Yield Fund
	JPMorgan Smart Allocation Income Fund
	JPMorgan Strategic Income Opportunities Fund
	JPMorgan Tax Aware High Income Fund
	JPMorgan Tax Aware Income Opportunities Fund
	JPMorgan Tax Free Money Market Fund
	JPMorgan Total Return Fund
	JPMorgan Unconstrained Debt Fund

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3.	Investment Company Act File Number:  811-21295

	Securities Act File Number:  333-103022

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4(a). 	Last day of fiscal year for which this form is filed:

 	February 29, 2016
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4(b). 	[ ]  Check box if this Form is being filed late (i.e., more
	     than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). 	[ ]  Check box if this is the last time the issuer will be
	     filing this Form.

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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):

						$2,297,189,907,314
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	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						$2,315,061,161,373
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	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
						$ 	18,803,421
						-------------------

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

						-$2,315,079,964,794
                                        	-------------------



	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						$  0.00
						-------------------

	(vi)	Redemption credits available for use in future years
		-if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

						 ($17,890,057,480)
						-------------------

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						     0.0001007
						-------------------

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=$   0.00
						-------------------

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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

						$  	0
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

					 	=$   0.00
						-------------------

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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository: Not Applicable

	Method of Delivery:

	[ ]	Wire Transfer
	[ ]	Mail or other means

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				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Julie A. Roach
			  -------------------------------------
		 	  Julie A. Roach, Assistant Treasurer
			  -------------------------------------

Date: May 27, 2016
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*Please print the name and title of the signing officer below the signature.